NOTE 7 - RIGHTS-TO-USE OPERATING LEASE ASSETS, NET - Rights-to-use Lease Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Sep. 01, 2019
Transfers and Servicing [Abstract]
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	$ 1,431,026	$ 223,237	$ 228,510
Finance Lease, Right-of-Use Asset, Amortization	361,469	175,410	102,156
Right-to-use asset, net	$ 1,069,557	$ 47,827	$ 126,354	$ 201,025